UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
December 31, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 141.55%
Corporate-Backed Revenue Bonds – 15.74%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	1,100,000	$902,737
Series A-2 6.50% 6/1/47	430,000	382,390
City of Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	283,886
Gaston County Industrial
Facilities & Pollution
Control Financing Authority
(Exempt Facilities-National
Gypsum Project)
5.75% 8/1/35 (AMT)	290,000	290,719
Gloucester County Pollution
Control Financing Authority
(Keystone Urban Renewal)
5.00% 12/1/24 (AMT)	125,000	141,029
Golden State, California
Tobacco Securitization
Corporation Settlement
Revenue (Asset-Backed
Senior Notes) Series A-1
5.75% 6/1/47	1,415,000	1,180,195
Harris County, Texas Industrial
Development Corporation
Solid Waste Disposal
Revenue
(Deer Park Refining Project)
5.00% 2/1/23	150,000	166,621
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	539,295
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	772,039
Series A-1 6.50% 11/1/35	255,000	306,964
Maryland Economic
Development Corporation
Facilities Revenue
(CNX Marine Terminals)
5.75% 9/1/25	600,000	669,696
M-S-R Energy Authority,
California Gas
Series C 7.00% 11/1/34	1,000,000	1,427,050
New Jersey Economic
Development Authority
(Continental Airlines
Project)
5.625% 11/15/30 (AMT)	225,000	246,229
New Jersey Economic
Development Authority
Special Facility Revenue
(Continental Airlines
Project)
5.25% 9/15/29 (AMT)	500,000	533,890
Ohio State Air Quality
Development Authority
Revenue
(First Energy Generation)
Series A 5.70% 8/1/20	260,000	301,631
Pima County, Arizona
Industrial Development
Authority Pollution Control
Revenue
(Tucson Electric Power San
Juan) 5.75% 9/1/29	250,000	250,453
St. John the Baptist Parish,
Louisiana
(Marathon Oil) Series A
5.125% 6/1/37	500,000	530,610
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	829,875
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note
Series A 5.25% 5/15/35	460,000	508,990
Town of Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	348,099
		10,612,398
Education Revenue Bonds – 28.08%
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45	260,000	281,081
Build NYC Resource, New
York
5.25% 11/1/34	510,000	548,087

(continues)     NQ-OV9 [12/14] 2/15 (13988) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46	625,000	$658,375
California Statewide
Communities Development
Authority Student Housing
Revenue
(Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	470,000	526,945
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,066,600
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project)
5.25% 5/1/33	500,000	556,060
(Washington University)
Series B 5.00% 11/15/30	600,000	700,134
Henderson Public
Improvement Trust, Nevada
(Touro College & University
System Obligation)
5.50% 1/1/39	135,000	149,541
Marietta, Georgia
Development Authority
Revenue
(Life University Income
Project) 7.00% 6/15/39	430,000	443,390
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	724,750
Maryland State Economic
Development Student
Housing Revenue
(University of Maryland
College Park Projects)
5.75% 6/1/33	370,000	405,302
Massachusetts State Health &
Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	600,000	699,636
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project)
5.50% 10/1/41	495,000	544,500
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	550,000	595,628
New Hope Cultural Education
Facilities, Texas
(Chief-Collegiate Housing-
Tarleton St.)
5.00% 4/1/34	1,000,000	1,087,290
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875% 6/1/42	450,000	499,725
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art)
5.00% 7/1/31	500,000	564,340
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	690,282
(Touro College & University
System) Series A
5.50% 1/1/39	390,000	442,291
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30 #	135,000	145,248
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80% 7/1/30	400,000	436,540

2 NQ-OV9 [12/14] 2/15 (13988)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(University Properties - East
Stoudsbourg University)
5.25% 7/1/19	510,000	$566,452
Philadelphia Authority for
Industrial Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	412,320
Phoenix, Arizona Industrial
Development Authority
Revenue
(Eagle College Preparatory
Project) Series A
5.00% 7/1/43	500,000	481,625
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,089,370
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	494,285
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University Project)
Series C 5.25% 10/1/23	600,000	696,306
(Mercer University) Series A
5.00% 10/1/32	135,000	146,777
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	582,963
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	660,444
University of Arizona
Series A 5.00% 6/1/39	500,000	561,135
University of California
Series AI 5.00% 5/15/32	1,000,000	1,180,730
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	287,785
		18,925,937
Electric Revenue Bonds – 3.31%
JEA Electric System Revenue,
Florida
Series A 5.00% 10/1/33	1,000,000	1,163,320
Long Island Power Authority,
New York
Series A
4.00% 9/1/39 (AGM)	190,000	193,428
Series A 5.00% 9/1/44	250,000	280,410
Western Minnesota Municipal
Power Agency
Series A 5.00% 1/1/30	500,000	594,640
		2,231,798
Healthcare Revenue Bonds – 20.92%
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	550,540
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project) 7.125% 7/1/29	450,000	535,527
City of Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	535,495
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	396,729
Duluth, Minnesota Economic
Development Authority
Revenue
(St. Luke’s Hospital
Authority Obligation
Group) 5.75% 6/15/32	400,000	439,728
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	333,426
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers) 7.00% 8/15/44	950,000	1,115,747
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41	300,000	334,062

(continues)     NQ-OV9 [12/14] 2/15 (13988) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project) 6.50% 5/15/37	105,000	$124,163
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	549,160
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	344,040
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	569,135
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41	500,000	541,690
Montgomery County,
Pennsylvania Industrial
Development Authority
Revenue
(Mortgage - Whitemarsh
Continuing Care)
6.25% 2/1/35	675,000	676,249
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchock
Medical Center)
6.00% 8/1/38	300,000	347,379
New Jersey Health Care
Facilities Financing
Authority Revenue
(Barnabas Health) Series A
5.00% 7/1/22	650,000	759,557
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	330,546
New Mexico Hospital
Equipment Loan Council
Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	548,915
New York State Dormitory
Authority Revenue Non
State Supported Debt
(Orange Regional Medical
Center) 6.25% 12/1/37	500,000	552,115
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	432,532
5.00% 6/1/36	250,000	269,293
5.125% 6/1/42	750,000	810,525
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	583,825
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	22,878
7.50% 6/1/49	105,000	120,364
State of Ohio
(Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	337,893
University of Medical Center,
Tuscon, Arizona Hospital
Revenue
6.50% 7/1/39	500,000	584,045
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital
Obligation Group)
9.125% 10/1/41	500,000	554,830
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.00% 8/1/28	720,000	802,282
		14,102,670
Housing Revenue Bonds – 2.52%
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project)
Series A 5.50% 8/15/47	750,000	828,683
Series A 6.40% 8/15/45	425,000	478,724

4 NQ-OV9 [12/14] 2/15 (13988)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
City of Williston, Neveda
(Eagle Crest Apartments
Project) 7.75% 9/1/38	255,000	$270,290
Florida HomeLoan
(Homeowner Mortgage
Revenue) Series 2
5.90% 7/1/29 (AMT) (NATL-RE)	120,000	120,792
		1,698,489
Lease Revenue Bonds – 10.87%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,138,830
California Statewide
Communities Development
Authority Student Housing
Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,000,000	1,073,650
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	166,359
(State Police) Series I
5.00% 9/1/23	760,000	922,039
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,349,320
New Jersey Economic
Development Authority
(School Facilities
Construction) Series EE
5.00% 9/1/18	100,000	112,050
New York City, New York
Industrial Development
Agency
(Senior Trips) Series A
5.00% 7/1/28 (AMT)	250,000	275,503
New York Liberty
Development
(World Trade Center
Project) 144A
5.375% 11/15/40 #	725,000	781,731
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 5.75% 10/1/31	500,000	505,085
		7,324,567
Local General Obligation Bonds – 0.85%
City of New York, New York
Series A-1 5.25% 8/15/21	250,000	287,410
Series I-1 5.375% 4/1/36	250,000	286,600
		574,010
Pre-Refunded Bonds – 3.44%
Bay Area, California Toll
Authority Toll Bridge
Revenue
(San Francisco Bay Area)
Series F1
5.00% 4/1/34-18§	1,000,000	1,132,750
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39-19§	350,000	431,242
California State Economic
Recovery
Series A 5.25% 7/1/21-19§	165,000	195,263
Gila County, Arizona Unified
School District No. 10
(Payson School
Improvement Project of
2006) Series A
5.25% 7/1/27-17 (AMBAC)	500,000	557,540
		2,316,795
Special Tax Revenue Bonds – 19.05%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	214,302
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	940,000	1,110,300
6.50% 7/15/30	300,000	357,888
California State Economic
Recovery
(Unrefunded) Series A
5.25% 7/1/21	95,000	111,328

(continues)     NQ-OV9 [12/14] 2/15 (13988) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
California Statewide
Communities Development
Authority Revenue
(Statewide Inland Regional
Center Project)
5.375% 12/1/37	500,000	$531,045
Celebration Pointe
Community Development
District, Florida
5.00% 5/1/34	500,000	495,685
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	897,907
Series B-1 5.00% 1/1/42	540,000	589,026
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	260,436
Miami-Dade County, Florida
Special Obligation
(Capital Appreciation &
Income) Series B
5.00% 10/1/35 (NATL-RE)	1,000,000	1,028,120
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	602,690
New Jersey Economic
Development Authority
Revenue
5.00% 6/15/28	200,000	221,958
5.00% 6/15/29	800,000	887,832
(School Facilities
Construction) Series AA
5.50% 12/15/29	900,000	1,004,112
New York City, New York
Industrial Development
Agency Civic Facility
Revenue
(YMCA of Greater New
York Project)
5.00% 8/1/36	595,000	607,001
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,186,430
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	638,012
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	230,000	252,285
Peoria, Arizona Municipal
Development Authority
Sales Tax & Excise Shared
Revenue
(Senior Lien & Subordinate
Lien) 5.00% 1/1/18	1,085,000	1,211,413
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	562,970
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Capital Appreciation) Sales
Tax Subordinate Lien
6.07% 6/1/21 ^	95,000	68,002
		12,838,742
State General Obligation Bonds – 3.90%
California State
5.25% 11/1/40	320,000	369,453
(Various Purposes)
5.00% 10/1/41	440,000	494,107
5.00% 10/1/44	440,000	508,059
6.00% 4/1/38	105,000	126,086
State of New York
Series A 5.00% 2/15/39	300,000	338,436
State of Oregon
Series K 5.00% 5/1/22	500,000	608,635
State of Washington
(Various Purposes)
Series R-2010A
5.00% 1/1/17	170,000	184,974
		2,629,750
Transportation Revenue Bonds – 27.39%
Bay Area, California Toll
Authority Revenue
(San Francisco Bay Area)
5.00% 4/1/27	750,000	894,720

6 NQ-OV9 [12/14] 2/15 (13988)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Central Texas Regional
Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	520,000	$605,701
City of Atlanta, Georgia
Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,176,130
City of Chicago, Illinois
O’Hare International
Airport Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,156,280
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A
5.75% 6/1/35	255,000	276,142
Metropolitan Transit Authority
of Harris County, Texas
Series A 5.00% 11/1/24	500,000	594,925
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	556,905
Metropolitan Washington D.C.
Airports Authority Dulles
Toll Road Revenue
(First Senior Lien) Series A
5.25% 10/1/44	245,000	275,341
New Jersey State Turnpike
Authority Revenue
Series A 5.00% 1/1/27	1,000,000	1,168,900
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	567,555
North Texas Tollway Authority
(Toll 2nd Tier) Series F
5.75% 1/1/38	1,100,000	1,215,632
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	295,340
Pennsylvania Turnpike
Commission
Series A-1 5.00% 12/1/43	500,000	553,750
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation)
5.00% 12/1/22	500,000	583,850
Series B 5.00% 12/1/41	500,000	551,355
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,068,714
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	267,552
6.50% 12/1/28	500,000	524,635
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,074,640
Series A-1 6.625% 7/1/34	325,000	381,881
State of Oregon Department
of Transportation
Series A 5.00% 11/15/26	1,000,000	1,222,970
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	344,414
7.50% 6/30/33	665,000	828,098
(Mobility Partners)
7.50% 12/31/31	500,000	611,815
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	274,165
6.875% 12/31/39	1,000,000	1,185,670
7.00% 12/31/38 (AMT)	165,000	205,811
		18,462,891
Water & Sewer Revenue Bonds – 5.48%
Atlanta, Georgia Water &
Wastewater Revenue
Series A 6.25% 11/1/39	950,000	1,119,641
County of Jefferson, Alabama
Sewer Revenue
(Sub Lien - Warrants)
Series D 6.50% 10/1/53	500,000	574,650
New York City Water & Sewer
System, New York
(2nd Generation Fiscal
2013) Series CC
5.00% 6/15/47	345,000	389,726

(continues)     NQ-OV9 [12/14] 2/15 (13988) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Phoenix, Arizona Civic
Improvement Wastewater
Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39	900,000	$1,010,709
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F 5.00% 11/1/27	500,000	595,735
		3,690,461
Total Municipal Bonds
(cost $87,259,014)		95,408,508

Total Value of Securities – 141.55%
(cost $87,259,014)		$95,408,508
Liquidation Value of
Preferred
Stock – (44.51%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 2.96%		1,993,677
Net Assets – 100.00%		$67,402,185
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2014, the aggregate value of Rule 144A securities was $926,979, which represents 1.38% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
NATL-RE – Insured by National Public Finance Guarantee
Corporation

8 NQ-OV9 [12/14] 2/15 (13988)

Notes

Delaware Investments® National Municipal Income Fund
December 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2014:

Level 2
Municipal Bonds	$95,408,508

During the year ended Dec. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-OV9 [12/14] 2/15 (13988) 9

Notes

December 31, 2014 (Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10 NQ-OV9 [12/14] 2/15 (13988)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: